Average Annual Total Returns - AST MFS GLOBAL EQUITY PORTFOLIO	No Share Class 1 Year	No Share Class 5 Years	No Share Class 10 Years	MSCI World Index (GD) (reflects no deduction for fees, expenses or taxes) 1 Year	MSCI World Index (GD) (reflects no deduction for fees, expenses or taxes) 5 Years	MSCI World Index (GD) (reflects no deduction for fees, expenses or taxes) 10 Years	MSCI Europe, Australasia and the Far East (EAFE) Index (GD) (reflects no deduction for fees, expenses or taxes) 1 Year	MSCI Europe, Australasia and the Far East (EAFE) Index (GD) (reflects no deduction for fees, expenses or taxes) 5 Years	MSCI Europe, Australasia and the Far East (EAFE) Index (GD) (reflects no deduction for fees, expenses or taxes) 10 Years
Total	14.18%	12.23%	10.71%	16.50%	12.82%	10.48%	8.28%	7.97%	6.00%